Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - money market funds	$345,006,739	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$10,350,000	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$—	$5,340,000

Total	$10,350,000	$—	$5,340,000

Summary of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	Initial Measurement	March 31, 2021	June 30, 2021
Exercise price	$11.50	$11.50	$11.50
Stock price	$9.75	$9.78	$9.71
Volatility	16.0%	16.0%	18.4%
Term (years)	5.33	5.33	5.51
Risk-free rate	0.94%	1.10%	0.96%

Change in Fair Value of Derivative Liabilities
The change in the fair value of the derivative liabilities utilizing Level 3 measurements for the three and six months ended June 30, 2021 is summarized as follows:

Derivative liabilities at January 1, 2021	$—
Issuance of Public Warrants - Level 3	8,711,250
Issuance of Private Warrants - Level 3	4,494,500
Change in fair value of derivative liabilities - Level 3	523,000

Derivative liabilities at March 31, 2021 - Level 3	$13,728,750
Transfer of Public Warrants to Level 1 Measurement	(9,056,250)
Change in fair value of derivative liabilities - Level 3	667,500

Derivative liabilities at June 30, 2021 - Level 3	$5,340,000